Related Party Transactions and Balances	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions and Balances
Related Party Transactions and Balances

a)
During the three months ended September 30, 2018, two shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation. During the nine months ended September 30, 2018, three shuttle tankers and three FSO units of the Partnership were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation.

b)
Until December 31, 2017, Teekay Corporation and its wholly-owned subsidiaries directly and indirectly provided the Partnership with the majority of its commercial, technical, crew training, strategic, business development and administrative service needs. As described in note 7f, the majority of these services was assumed by the Partnership through the acquisition, on January 1, 2018, of certain management companies from Teekay Corporation that provide the bulk of their services to the Partnership's assets. In addition, the Partnership reimburses the general partner for expenses incurred by the general partner that are necessary or appropriate for the conduct of the Partnership’s business. As at September 30, 2018, Brookfield Business Partners L.P. and its institutional investors (or Brookfield) and Teekay Corporation owned 51% and 49%, respectively, of the general partner ownership interests. The Partnership's related party transactions recognized in the statements of loss were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Revenues (1)	29,255	10,446	89,633	34,664
Vessel operating expenses (2)	(1,492)	(8,108)	(4,606)	(23,741)
General and administrative (3)	(4,378)	(9,809)	(15,088)	(24,189)
Interest expense (4)(5)(6)(7)(8)	(11,864)	(6,946)	(25,700)	(20,840)
Losses on debt repurchases (9)	(46,041)	—	(46,041)	—

(1)
Includes revenue from time-charter-out or bareboat contracts with subsidiaries of Teekay Corporation, including management fees from ship management services provided by the Partnership to subsidiaries of Teekay Corporation.

(2)	Includes ship management and crew training services provided by Teekay Corporation.

(3)
Includes commercial, technical, strategic, business development and administrative management fees charged by Teekay Corporation and reimbursements to Teekay Corporation and the general partner for costs incurred on the Partnership’s behalf.

(4)
Includes interest expense of $4.7 million and $14.6 million, respectively, for the three and nine months ended September 30, 2017, incurred on a $200.0 million subordinated promissory note issued to a subsidiary of Teekay Corporation effective July 1, 2016 (the 2016 Teekay Corporation Promissory Note) (see note 7d).

(5)
Includes a guarantee fee related to the final bullet payment of the Piranema Spirit FPSO debt facility, which was repaid in March 2017, and a guarantee fee related to the Partnership's liabilities associated with the long-term debt financing relating to the East Coast of Canada shuttle tanker newbuildings and certain of the Partnership's interest rate swaps and cross currency swaps until September 25, 2017.

(6)
Includes interest expense of $0.1 million and $10.0 million, respectively, for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - $0.3 million), and accretion expense of nil and $2.7 million, respectively, for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - nil), incurred on the Brookfield Promissory Note, previously the 2016 Teekay Corporation Promissory Note, which Brookfield acquired from a subsidiary of Teekay Corporation on September 25, 2017 (or the Brookfield Promissory Note) (see note 7e). The Brookfield Promissory Note was recorded at the relative fair value at its acquisition date of $163.6 million and is recorded net of debt issuance costs on the Partnership's consolidated balance sheet as at December 31, 2017. On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 7h).

(7)
Includes interest expense of $1.4 million and $2.6 million for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - nil) incurred on an unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which the Partnership entered into on March 31, 2018 (see note 7g).

(8)
Includes interest expense of $10.4 million for the three and nine months ended September 30, 2018 (three and nine months ended September 30, 2017 - nil) incurred on the portion of five-year senior unsecured bonds held by Brookfield (see note 7h).

(9)
Includes the loss on the Partnership's prepayment of the Brookfield Promissory Note, which includes the acceleration of non-cash accretion expense of $31.5 million resulting from the difference between the $200.0 million settlement amount at its par value and its carrying value of $168.5 million, an associated early termination fee of $12.0 million paid to Brookfield and the write-off of capitalized loan costs (see note 7h).

c)
At September 30, 2018, the carrying value of amounts due from affiliates totaled $56.7 million (December 31, 2017 - $37.4 million) and the carrying value of amounts due to affiliates totaled $192.3 million (December 31, 2017 - $271.5 million). Amounts due to and from affiliates, other than the Brookfield Promissory Note, the unsecured revolving credit facility provided by Teekay Corporation and Brookfield, and one term loan provided to a subsidiary of Teekay Corporation are non-interest bearing and unsecured, and all due to and from affiliates balances classified as current are expected to be settled within the next fiscal year in the normal course of operations or from financings.

d)
Effective July 1, 2016, the Partnership issued the 2016 Teekay Corporation Promissory Note to a subsidiary of Teekay Corporation. The 2016 Teekay Corporation Promissory Note bore interest at an annual rate of 10.00% on the outstanding principal balance. On September 25, 2017, the Partnership, Teekay Corporation and Brookfield entered into an agreement to amend and restate this subordinated promissory note (see note 7e).

e)
Effective September 25, 2017, the Partnership, Teekay Corporation and Brookfield amended and restated the 2016 Teekay Corporation Promissory Note to create the Brookfield Promissory Note, concurrently with Brookfield’s acquisition of the Teekay Corporation Promissory Note from a subsidiary of Teekay Corporation. The Brookfield Promissory Note bore interest at an annual rate of 10.00% on the outstanding principal balance, which was payable quarterly. The Brookfield Promissory Note was recorded at its relative fair value based on the allocation of net proceeds invested by Brookfield, as at September 25, 2017. On July 2, 2018, the Partnership repurchased the Brookfield Promissory Note (see note 7h).

f)
As a condition of Brookfield's acquisition of 60% of the common units of the Partnership in September 2017, on January 1, 2018, the Partnership acquired a 100% ownership interest in seven subsidiaries of Teekay Corporation for cash consideration of $1.4 million. These subsidiaries provide ship management, commercial, technical, strategic, business development and administrative services to the Partnership, primarily related to the Partnership's FPSO units, shuttle tankers and FSO units.

g)
On March 31, 2018, the Partnership entered into a credit agreement for an unsecured revolving credit facility provided by Teekay Corporation and Brookfield, which provides for borrowings of up to $125.0 million ($25.0 million by Teekay Corporation and $100.0 million by Brookfield) and as at September 30, 2018 was fully drawn. The revolving credit facility matures on October 1, 2019. The interest payments on the revolving credit facility are based on LIBOR plus a margin of 5.00% per annum until March 31, 2019 and LIBOR plus a margin of 7.00% per annum for balances outstanding after March 31, 2019, which is payable monthly. Any outstanding principal balances are due on the maturity date. The revolving credit facility contains covenants that require the Partnership to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) in an amount equal to the greater of $75.0 million and 5.0% of the Partnership’s total consolidated debt. As at September 30, 2018, the Partnership was in compliance with these covenants.

h)
On July 2, 2018, the Partnership issued, in a U.S. private placement, a total of $700.0 million of five-year senior unsecured bonds that mature in July 2023. The interest payments on the bonds are fixed at a rate 8.50% (see note 6). Brookfield purchased $500.0 million of these bonds, which included an exchange of the Brookfield Promissory Note at its par value of $200.0 million and additionally, the Partnership paid an associated $12.0 million early termination fee to Brookfield. As at September 30, 2018, Brookfield held $475.0 million of these bonds, which is included in long-term debt on the Partnership's balance sheet. The loss on the exchange of the Brookfield Promissory Note is included in losses on debt repurchases on the Partnership's statements of loss.